CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net (loss) income	$ (15,746,353)	$ 967,249	$ (3,572,108)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	2,091,321	2,409,762	1,361,211
Gain on disposal of property, plant and equipment	0	(8,614,079)	0
Amortization on finance fee on bank loan	53,768	332,333	173,180
Amortization of intangible assets	31,632	32,630	33,285
Change in fair value of warrant liability	1,835,817	(1,536,494)	1,565,570
Loss on disposal of subsidiaries	368,608	163,405	0
Change in fair value of convertible debenture	329,949	(367,663)	157,010
Stock based compensation	1,400,186	1,954,880	0
Deferred income tax recovery	99,941	574,209	(797,096)
Accretion cost	0	285,625	320,497
Impairment loss on property, plant and equipment	4,695,912	49,784	0
Changes in operating assets and liabilities:
Accounts receivable	(1,136,304)	69,019	(89,812)
Accounts receivable from related party	0	0	113,504
Prepayments and other current assets	(504,368)	(854,197)	(368,129)
Due from related party	(378,257)	115,095	99,334
Accounts payables	1,208,706	162,663	787,029
Accounts payables to related parties	1,143,462	0	0
Accrued liabilities	2,272,820	951,340	50,206
Other tax payable	358,378	(316,940)	(401,894)
Deferred revenue	(768,638)	(353,892)	849,778
Taxes payable	(324,964)	(128,405)	54,354
Net cash (used in) provided by operating activities	(2,968,384)	(4,103,676)	335,919
Cash flows from investing activities:
Purchase of property, plant and equipment	0	(1,310,842)	(62,701,573)
Proceeds from disposal of property, plant and equipment	15,052,633	13,925,765	0
Purchase additional shares from NCI	0	0	(75,650)
Loan advance to related parties	(307,848)	0	0
Proceeds from disposal of short term investment	0	51,912	0
Loan advance from unrelated parties	0	0	123,864
(Payment to) refund from acquisition deposits	(235,000)	411,479	(760,000)
Net cash provided by (used in) investing activities	14,509,785	13,078,314	(63,413,359)
Cash flows from financing activities:
Proceeds from bank loan	0	0	22,506
Proceeds From Mortgage Classified As Financing Activities	0	815,760	45,390,000
Finance costs on mortgage	0	(74,160)	(445,665)
Proceed from private mortgage	0	0	6,808,500
Repayment of other loan	(199,232)	(469,687)	(231,820)
Proceed (repayment) from issue of convertible notes	2,009,865	(1,500,000)	1,115,000
Proceeds from initial public offering, net of share issuance costs	0	0	14,380,467
Proceeds from share issuance	145,727	1,658,637	0
Proceeds from an employee loan	228,742	324,079	0
Repayment of mortgage principal	(13,658,861)	(6,057,252)	(721,261)
Proceeds (repayment) of shareholder advance	167,575	(4,175,967)	(2,446,085)
Net cash (used in) provided by financing activities	(11,306,184)	(9,478,590)	63,871,642
Effect of exchange rate changes on cash	(436,454)	(14,585)	(312,010)
Net (decrease) increase in cash	(201,237)	(518,537)	482,192
Cash and restricted cash, beginning of the year	773,344	1,291,881	809,689
Cash and restricted cash, end of the year	572,107	773,344	1,291,881
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for income tax	0	128,405	28,753
Cash paid for interest	4,951,064	5,835,450	2,538,486
NON-CASH ITEMS
Disposal of subsidiaries	$ 0	$ 74,160	$ 0